Note 12 - Stock Incentive Plan (Details Textual)					12 Months Ended
	Nov. 02, 2017 shares	Nov. 03, 2016 shares	Nov. 06, 2015 shares	Jul. 31, 2014 shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Allocated Share-based Compensation Expense, Total | $					$ 116,569	$ 294,341	$ 306,111
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total | $					$ 201,346
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					100,270
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					284 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other Than Options, Granted in Period, Fair Value | $					$ 176,475	$ 99,317	$ 285,912
The 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				2,500,000
Share Based Compensation Arrangement By Share Based Payment Awarded Term				10 years
The 2014 Plan [Member] | Restricted Stock [Member]
Number of Key People Issued Awards		19	19
The 2014 Plan [Member] | Restricted Stock [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%	50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%	50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | The 19 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		82,080	68,400
The 2014 Plan [Member] | Restricted Stock [Member] | Officers and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	57,700	48,048	40,040
The 2014 Plan [Member] | Restricted Stock [Member] | Eurobulk Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	42,570	34,032	28,360
The 2014 Plan [Member] | Restricted Stock [Member] | The 18 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	100,270
Number of Key People Issued Awards	18
The 2014 Plan [Member] | Restricted Stock [Member] | The 18 Key Persons [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | The 18 Key Persons [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	50.00%